Warrants - Change in warrant derivative liability (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance, beginning of period	$ 0		$ 2,220
Change in fair value of warrant derivative liability	0	$ 90	(2,220)	$ 90
Balance, end of period	$ 0	$ 2,220	$ 0	$ 2,220